Cover	Jun. 03, 2021
Document Information [Line Items]
Entity Central Index Key	0001635282
Amendment Flag	true
Amendment Description	Explanatory NoteThis Current Report on Form 8-K/A is being filed as an amendment to the Current Report on Form 8-K filed by Rimini Street, Inc. (the “Company”) on June 3, 2021 (the “Original 8-K”). The Original 8-K was filed with the U.S. Securities and Exchange Commission to report the results of the matters submitted to a vote by the Company’s stockholders at the Company’s 2021 Annual Meeting of Stockholders held on June 2, 2021 (the “2021 Annual Meeting”). The sole purpose of this Current Report on Form 8-K/A is to disclose, pursuant to Item 5.07(d) of Form 8-K, the determination of the Company’s Board of Directors (the “Board”) as to how frequently the Company will conduct future advisory votes executive compensation (“future say on pay votes”). Except for the foregoing, this Current Report on Form 8-K/A does not modify or update any other disclosure contained in the Original 8-K, and this Current Report on Form 8-K/A should be read in conjunction with the Original 8-K.
Document Type	8-K/A
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	Rimini Street, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37397
Entity Tax Identification Number	36-4880301
Entity Address, Address Line One	3993 Howard Hughes Parkway
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(702)
Local Phone Number	839-9671
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	RMNI
Security Exchange Name	NASDAQ
Public Units
Document Information [Line Items]
Title of 12(b) Security	Public Units, each consisting of one share of Common Stock, $0.0001 par value, and one-half of one Warrant
Trading Symbol	RMNIU
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, exercisable for one share of Common Stock, $0.0001 par value
Trading Symbol	RMNIW